Cover	Nov. 06, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	First Busey Corporation
Entity Incorporation, State or Country Code	NV
Entity File Number	001-42677
Entity Tax Identification Number	37-1078406
Entity Address, Address Line One	11440 Tomahawk Creek Parkway
Entity Address, City or Town	Leawood
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	(913)
Local Phone Number	312-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000314489
Common Stock, $0.001 par value
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	BUSE
Security Exchange Name	NASDAQ
Depositary Shares, each representing a 1/40th interest in a share of 8.25% Fixed-Rate Series B Non-Cumulative Perpetual Preferred Stock, $0.001 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of 8.25% Fixed-Rate Series B Non-Cumulative Perpetual Preferred Stock
Trading Symbol	BUSEP
Security Exchange Name	NASDAQ